OPERATING COSTS AND EXPENSES (Details) R$ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Operating Expenses, Disclosure [Line Items]
Staff		R$ (4,742,852)	R$ (5,827,606)	R$ (5,385,351)
Material		(273,664)	(279,773)	(261,768)
Services		(1,962,872)	(2,170,908)	(2,157,242)
Energy purchased for resale		(2,400,358)	(2,162,318)	(1,559,533)
Electric grid usage charges		(2,500,315)	(1,593,223)	(1,482,125)
Fuel for produce electricity		(2,092,135)	(2,107,161)	(1,184,948)
Construction		(966,443)	(915,117)	(1,310,457)
Depreciation		(1,771,642)	(1,707,138)	(1,607,273)
Amortization		(91,227)	(100,291)	(94,716)
Donations and contributions		(167,408)	(156,166)	(137,802)
Provisions/operational reversals		(7,373,551)	(2,005,808)	6,495,463
Compensation for losses and damages		(651,407)
Others		(1,377,722)	(1,415,834)	(1,166,254)
OPERATING EXPENSES		R$ (26,371,596)	R$ (20,441,343)	R$ (9,852,006)
Number installments | installment	3	3
Furnas
Operating Expenses, Disclosure [Line Items]
Compensation for losses and damages	R$ (496,000)
First installment paid	336,000
Furnas | Up to 1 year
Operating Expenses, Disclosure [Line Items]
Litigation settlements payable	40,000	R$ 40,000
Furnas | 2022
Operating Expenses, Disclosure [Line Items]
Litigation settlements payable	R$ 120,000	R$ 120,000